Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Compensation [Abstract]
Schedule of number of share options and weighted average exercise prices
	December 31, 2019 (audited)		June 30, 2020 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	13,014,147	1.18	22,093,504	0.59
Options forfeited	(4,556,865)	0.70	(58,438)	0.25
Option expired	(671,438)	1.21	(325,001)	0.49
Granted	14,307,660	0.12	6,300,000	0.08

Outstanding at end of period	22,093,504	0.59	28,010,065	0.48
Options exercisable at the end of the period	13,730,238	7.8	21,337,751	8.0

Schedule of fair value of options under black-scholes
	2019	2020

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	77.75%	84.54%-87.53%
Risk-free interest rate (%)	2.14%	0.75%-1.85%
Expected life of share options (years)	10	10